Long-term Incentive Plans	12 Months Ended
Jan. 31, 2024
Long-term Incentive Plans

12. Long-term Incentive Plans

Effective October 1, 2019, the Company adopted a long-term incentive plan. Under this plan, the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis. RSUs, PSUs and deferred share units are settled in common shares.  The exercise price of the share purchase options will be determined by the Company and will be no less than market price on grant date.

Effective June 29, 2018, the Company’s subsidiary, MedMelior, adopted a stock option plan. Under this plan, MedMelior may grant options to its directors, officers, employees and consultants up to an amount as determined by MedMelior. The exercise price of the stock options will be determined by MedMelior.

(a)	Restricted Stock Units

The following table summarizes the continuity of the Company’s RSUs:

Number of RSUs

Outstanding, January 31, 2021	25,000
Common shares issued on vesting (Note 9(j))	(15,000)

Outstanding, January 31, 2022	10,000
Common shares issued on vesting (Note 9(f))	(10,000)

Outstanding, January 31, 2024 and 2023	–

The fair value of share-based payment expense was determined using market value of the share price on grant date.  RSUs are settled by delivery of a notice of settlement by the RSU holder or, if no notice of settlement is delivered, on the last vesting date.  During the year ended January 31, 2024, the Company did not recognize any share-based payments related to its RSUs (2023 - $2,661; 2022 - $23,668).

(b)	Performance Stock Units

The following table summarizes the continuity of the Company’s PSUs:

Number of PSUs

Outstanding, January 31, 2024, 2023, 2022 and 2021	25,000

PSUs vested on March 31, 2021 and are settled by delivery of a notice of settlement by the PSU holder.  At January 31, 2024, 25,000 PSUs were vested but not yet settled (January 31, 2023 – 25,000).

(c)	Share Purchase Options

The following table summarizes the continuity of the Company’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021	2,922,712	2.56	2.19
Granted (Note 15)	1,270,000	0.48	2.41
Forfeited/expired (Note 15)	(1,782,712)	(3.51)	–

Outstanding, January 31, 2022	2,410,000	0.76	1.98
Granted (Note 15)	3,920,000	0.17	3.00
Expired (Note 15)	(60,000)	(1.66)	–
Outstanding, January 31, 2023	6,270,000	0.38	1.93
Granted (Note 15)	6,045,000	0.07	3.00
Forfeited/expired (Note 15)	(2,100,000)	(0.60)	–
Outstanding, January 31, 2024	10,215,000	0.15	1.94

Additional information regarding share purchase options as of January 31, 2024, is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

20,000	20,000	0.16	December 11, 2024	100% on grant date
2,100,000	2,100,000	0.17	February 28, 2025	33.33% every six months
180,000	180,000	1.80	May 5, 2025	25% every six months
50,000	50,000	2.40	May 10, 2025	16.66% every six months
20,000	20,000	1.80	May 21, 2025	16.66% every six months
1,800,000	1,350,000	0.16	January 12, 2026	25% every six months
5,595,000	2,797,500	0.075	May 1, 2026	25% every six months
200,000	100,000	0.075	June 19, 2026	25% every six months
250,000	200,000	0.07	July 31, 2026	40% on grant date; 20% every two months thereafter
10,215,000	6,817,500

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

	January 31, 2024	January 31, 2023	January 31, 2022
Dates of grant or valuation	May 2 to January 31, 2024	March 1, 2022 to January 13, 2023	April 29, 2021 to November 29, 2021
Risk free interest rates	3.48% to 4.63%	1.39% to 3.87%	0.31% to 0.95%
Volatilities	109% to 144%	119% to 155%	155% to 175%
Market prices of common shares on grant date	0.065 to 0.08	0.17 to 0.18	0.27 to 0.63
Expected dividends	Nil%	Nil%	Nil%
Expected lives	1.95 years to three (3) years	Two (2) to three (3) years	One (1) to three (3) years
Exercise prices	0.07 to 0.16	0.16 to 0.17	0.27 to 0.63

Fair values of the options at each measurement date ranged between $0.04 to $0.17.  For the year ended January 31, 2024, share-based payments related to share purchase options totaled $444,023 (2023 - $476,554; 2022 - $695,473) and have been recorded in the Company’s consolidated statements of loss and other comprehensive loss.  $82,686 of share-based payment expense have yet to be recognized and will be recognized in future periods.

(d)	Share Purchase Options of MedMelior

The following table summarizes the continuity of MedMelior’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021	–	–	–
Granted (Note 15)	1,100,000	0.10	3.00

Outstanding, January 31, 2024, 2023 and 2022	1,100,000	0.10	0.91 / 1.91 / 2.91

Additional information regarding share purchase options of MedMelior as of January 31, 2024, is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

1,100,000	1,100,000	0.10	December 28, 2024	25% every six months

The fair value of share-based payment expense was estimated on grant date during the year ended January 31, 2022 using the Black-Scholes option pricing model and the following assumptions:

•	Date of grant: December 29, 2021
•	Risk free interest rate: 1.181%
•	Volatility: 90%
•	Market price of common shares on grant date: $0.83
•	Expected dividends: Nil%
•	Expected life: Three (3) years
•	Exercise price: $0.10

Fair value of the options at the measurement date was $0.75. For the year ended January 31, 2024, share-based payments related to share purchase options totaled $56,240 (2023 - $492,199; 2022 - $273,411) and have been recorded in the Company’s consolidated statements of loss and other comprehensive loss. There is no share-based payment expense that has yet to be recognized in future periods.